united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 9/30/16

Item 1. Reports to Stockholders.

Pinnacle Sherman Multi-Strategy Core Fund

Class A Shares (APSHX)

Class C Shares (CPSHX)

Class I Shares (IPSHX)

Annual Report

September 30, 2016

1-888-985-9830

www.pinnacletacticalfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholders:

We are pleased to present you with the Pinnacle Sherman Multi Strategy Core Fund (the Fund) Annual Report for September 30, 2016.

As of September 30, 2016, the Fund returned the following (Inception date October 1, 2015):

Pinnacle Sherman Multi Strategy Core Fund Share Class	1 Year	Since Inception
Class A share (APSHX) – load waived	N/A	5.30%
Class C share (CPSHX) – No Load	N/A	4.60%
Class I share (IPSHX)	N/A	5.70%
Load Adjusted
Class A share (APSHX)	N/A	-0.75%
Class C share (CPSHX)	N/A	3.60%

Past Performance does not guarantee future results. It is not possible to invest directly in an index or category average. The maximum sales charge for Class A Shares is 5.75%. Class A Share investors may be eligible for a reduction in sales charges. *The total annual fund operating expense ratio, gross of any fee waivers or expense reimbursements, is 2.06% for Class A, 2.81% for Class C and 1.81% for Class I. The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the fund, at least until July 31, 2017, to ensure that the net annual fund operating expenses will not exceed 1.49%, 2.24%, and 1.24% attributable to Class A, C, and I shares respectively, subject to possible recoupment from the Fund in future years. Please review the Fund’s Prospectus for more detail on the expense waiver. For performance information current to the most recent month end, please call toll-free 1-888-985-9830.

During the same time period (since 10/1/15) the Fund’s primary benchmark, the Dow Jones Moderately Aggressive Portfolio Index®, gained 11.87% and the Fund’s Morningstar category average, Morningstar Tactical Allocation®, gained 5.80%.

During this same time period domestic equity markets showed strong performance as the S&P 500 Total Return gained 15.19%. However, international equity markets weren’t nearly as strong as can be seen by the MSCI EAFE Index® returning 5.83% over that same time frame.

While the Fund’s performance is in line with our Morningstar category (Morningstar Tactical Allocation®) it lagged its primary benchmark index. It seems the past year was more favorable to a static allocation (especially if it was in domestic equities) versus an active, risk managed methodology. The Fund employs three primary risk management signals to gauge equity exposure within the Fund. These are the Bull-Bear Indicator, the Quarterly Trend Indicator, and the Intermediate Indicator. The major factor affecting the Fund’s performance compared to its primary benchmark index was the signal from the Bull-Bear Indicator.

4786-NLD-11/16/2016

The Bull-Bear Indicator turned negative in the middle of January and remained in negative status until the middle of July. This kept the portion of the Fund following this signal (approximately 33%) out of equities during this time period. While this was beneficial through mid February, as the equity markets continued their early 2016 slide, and once again in the immediate aftermath of the Brexit vote in the U.K. in late June, the overall affect hindered the Fund as the equity markets rebounded quickly in each case. For example, during the time the Bull-Bear Indicator was negative the I share class of the Fund (IPSHX) returned 7.65%, while its benchmark index returned 14.93%.

This is not unusual. As we’ve stated on many occasions, there is no one strategy that is always “the best”. This is why we believe in diversification of strategy, not just diversification of assets. We believe most investors have plenty of static allocation investments but are under diversified in using a tactical, rules based strategy. Just as this has been a time frame favoring domestic equity indexes, we believe there will be the time in the future when our strategies are more in favor and that will benefit the Fund.

As a way of showing how the Fund allocations do change over time, here is a chart showing the differing allocations at the end of the last four quarters:

Pinnacle Sherman Multi Strategy Core Fund Broad Allocations
As of:	12/31/15	3/31/16	6/30/16	9/30/16
Equities – Domestic	24%	45%	82%	85%
Equities – International	0%	0%	4%	0%
Fixed Income – Domestic	28%	47%	0%	0%
Fixed Income – International	0%	0%	0%	0%
REIT’s (Domestic/Global)	5%	3%	10%	12%
Cash/Cash Alternatives	43%	5%	4%	3%

As can be seen from the chart above, the Fund was underweight equities for a good portion of the beginning of 2016, as compared to its benchmark. This helped in the early drawdown period at the beginning of the year but eventually hindered performance as the equity markets, once again, recovered in a quick fashion and moved to higher prices.

Looking forward, we could hazard a guess at what markets will do over the coming months but that is all it would be, a guess! Rather, we’ll continue to implement the Fund’s investment strategy of equally weighting three models provided by the W.E. Sherman Co. (The Sherman Sheet). These three models – Bull-Calendar, STAR Min Max 0-100, & Sector Long Cash – provide varying time frames and independent processes in determining equity exposure.

We believe this type of systematic, emotionless process will enable the Fund to adjust to changing market environments, and we believe this is preferable compared to simply remaining in a predetermined allocation. We believe this process provides the Fund with the best opportunity to do well in a number of different market scenarios versus hoping things work out like we, or someone else, predicted.

4786-NLD-11/16/2016

Definitions/Glossary

Dow Jones Moderately Aggressive Portfolio Index® – A global benchmark that takes 80% of the risk of the global securities market. It is a total return index that is a time-varying weighted average of stocks, bonds, and cash. The Index is the efficient allocation of stocks, bonds, and cash in a portfolio with 80% of the risk of the Dow Jones Aggressive Portfolio Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

Morningstar Tactical Allocation® – Asset weighted category average of US based open end mutual funds that Morningstar has assigned to this category. Tactical Allocation portfolios seek to provide capital appreciation and income by actively shifting allocations between asset classes. These portfolios have material shifts across equity regions, and bond sectors on a frequent basis. Returns do reflect internal fees and expenses of the funds included in this category but returns do not reflect any sales charges. The category average is not available for direct investment.

S&P 500®Total Return- The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. Returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

The MSCI EAFE Index® - the MSCI EAFE Index is an equity index which captures large and mid cap representation across developed market countries around the world, excluding the US and Canada. With 910 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. The index includes Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK.

Past Performance does not guarantee future results.

It is not possible to invest in an index or category average.

4786-NLD-11/16/2016

PINNACLE SHERMAN MULTI-STRATEGY CORE FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2016

The Fund’s performance figures* for the period ending September 30, 2016, compared to its benchmark:

Inception** -
September 30, 2016
Pinnacle Sherman Multi-Strategy Core Fund – Class A	5.30%
Pinnacle Sherman Multi-Strategy Core Fund – Class A with load	(0.75)%
Pinnacle Sherman Multi-Strategy Core Fund – Class C	4.60%
Pinnacle Sherman Multi-Strategy Core Fund – Class I	5.70%
Dow Jones Moderately Aggressive Portfolio Index	11.87%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, before any fee waivers, are 2.06% for Class A shares, 2.81% for Class C shares and 1.81% for Class I shares per the September 3, 2015 prospectus. For performance information current to the most recent month-end, please call toll-free 1-888-985-9830 .

Dow Jones Moderately Aggressive Portfolio Index® – A global benchmark that takes 80% of the risk of the global securities market. It is a total return index that is a time-varying weighted average of stocks, bonds, and cash. The Index is the efficient allocation of stocks, bonds, and cash in a portfolio with 80% of the risk of the Dow Jones Moderately Aggressive Portfolio Index. The Index is calculated on a total return basis with dividends reinvested. The Index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

**	Inception date is October 1, 2015.

Comparison of the Change in Value of a $10,000 Investment

PINNACLE SHERMAN MULTI-STRATEGY CORE FUND
PORTFOLIO REVIEW (Unaudited)(Continued)
September 30, 2016

The Fund’s top asset classes as of September 30, 2016, are as follows:

Asset Class	% of Net Assets
Equity Funds	96.7%
Short-Term Investment	3.2%
Other Assets Less Liabilities	0.1%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed analysis of the Fund’s holdings.

Pinnacle Sherman Multi-Strategy Core Fund
PORTFOLIO OF INVESTMENTS
September 30, 2016

Shares		Value
	EXCHANGE TRADED FUNDS - 96.7%
	EQUITY FUNDS - 96.7%
177,830	First Trust Materials AlphaDEX Fund	$6,081,786
194,705	First Trust Mid Cap Core AlphaDEX Fund	10,260,953
277,275	First Trust S&P REIT Index Fund	6,712,828
99,055	First Trust Small Cap Core AlphaDEX Fund	4,928,977
60,410	First Trust Technology AlphaDEX Fund	2,220,068
66,240	iShares Core S&P Mid-Cap ETF	10,247,990
39,490	iShares Core S&P Small-Cap ETF	4,902,683
19,290	iShares U.S. Industrials ETF	2,205,812
24,095	iShares U.S. Financials ETF	2,168,550
34,735	Vanguard Small-Cap Value ETF	3,843,775

	TOTAL EXCHANGE TRADED FUNDS (Cost $52,194,122)	53,573,422

	SHORT-TERM INVESTMENT - 3.2%
1,792,785	Union Bank Institutional Trust Deposit Account - to yield 0.30% +
	(Cost $1,792,785)	1,792,785

	TOTAL INVESTMENTS - 99.9% (Cost $53,986,907) (a)	$55,366,207
	OTHER ASSETS LESS LIABILITIES - 0.1%	55,406
	NET ASSETS - 100.0%	$55,421,613

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $54,064,391 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,461,536
Unrealized Depreciation:	(159,720)
Net Unrealized Appreciation:	$1,301,816

See accompanying notes to financial statements.

PINNACLE SHERMAN MULTI-STRATEGY CORE FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2016

ASSETS
Investment in securities at value (identified cost $53,986,907)	$55,366,207
Receivable for Fund shares sold	79,307
Dividends and interest receivable	794
Prepaid expenses and other assets	39,343
TOTAL ASSETS	55,485,651

LIABILITIES
Investment advisory fees payable	33,384
Distribution (12b-1) fees payable	13,900
Payable for Fund shares repurchased	6,194
Payable to related parties	6,028
Accrued expenses and other liabilities	4,532
TOTAL LIABILITIES	64,038
NET ASSETS	$55,421,613

Net Assets Consist Of:
Paid in capital	$54,052,117
Accumulated net realized loss from security transactions	(9,804)
Net unrealized appreciation on investments	1,379,300
NET ASSETS	$55,421,613

Net Asset Value Per Share:
Class A Shares:
Net Assets	$13,603,668
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,291,333
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$10.53
Maximum offering price per share (maximum sales charge of 5.75%)	$11.17

Class C Shares:
Net Assets	$14,577,773
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,393,477
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.46

Class I Shares:
Net Assets	$27,240,172
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,577,300
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.57

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge.

See accompanying notes to financial statements.

PINNACLE SHERMAN MULTI-STRATEGY CORE FUND
STATEMENT OF OPERATIONS
For the Period Ended September 30, 2016*

INVESTMENT INCOME
Dividends	$282,158
Interest	11,801
TOTAL INVESTMENT INCOME	293,959

EXPENSES
Investment advisory fees	207,160
Distribution (12b-1) fees:
Class A	10,254
Class C	56,407
Accounting services fees	20,624
Transfer agent fees	19,738
Registration fees	19,131
Audit fees	16,500
Administrative services fees	15,617
Printing and postage expenses	10,904
Trustees fees and expenses	11,682
Legal fees	8,253
Non 12b-1 shareholder servicing	7,708
Compliance officer fees	5,952
Custodian fees	5,646
Insurance expense	648
Other expenses	2,780
TOTAL EXPENSES	419,004
Less: Fees waived and expenses reimbursed by the Adviser	(93,113)
NET EXPENSES	325,891
NET INVESTMENT LOSS	(31,932)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	9,868
Net change in unrealized appreciation on investments	1,379,300

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,389,168

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,357,236

*	The Pinnacle Sherman Multi-Strategy Core Fund commenced operations on October 1, 2015.

See accompanying notes to financial statements.

PINNACLE SHERMAN MULTI-STRATEGY CORE FUND
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
September 30,
2016**
FROM OPERATIONS
Net investment loss	$(31,932)
Net realized gain from security transactions	9,868
Net change in unrealized appreciation on investments	1,379,300
Net increase in net assets resulting from operations	1,357,236

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	13,944,298
Class C	14,508,131
Class I	27,291,277
Payments for shares redeemed:
Class A	(604,949)
Class C	(262,475)
Class I	(813,217)
Redemption fee proceeds:
Class A	228
Class C	279
Class I	805
Net increase in net assets resulting from shares of beneficial interest	54,064,377

TOTAL INCREASE IN NET ASSETS	55,421,613

NET ASSETS
Beginning of Period	—
End of Period *	$55,421,613
* Includes undistributed net investment loss of:	$—

SHARE ACTIVITY
Class A:
Shares Sold	1,348,872
Shares Redeemed	(57,539)
Net increase in shares of beneficial interest outstanding	1,291,333

Class C:
Shares Sold	1,419,112
Shares Redeemed	(25,635)
Net increase in shares of beneficial interest outstanding	1,393,477

Class I:
Shares Sold	2,654,689
Shares Redeemed	(77,389)
Net increase in shares of beneficial interest outstanding	2,577,300

**	The Pinnacle Sherman Multi-Strategy Core Fund commenced operations on October 1, 2015.

See accompanying notes to financial statements.

PINNACLE SHERMAN MULTI-STRATEGY CORE FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A		Class C	Class I
	Period Ended		Period Ended	Period Ended
	September 30, 2016 (1)		September 30, 2016 (1)	September 30, 2016 (1)
Net asset value, beginning of period	$10.00		$10.00	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.01		(0.08)	0.01
Net realized and unrealized gain on investments	0.52	(10)	0.54	0.56	(10)
Total from investment operations	0.53		0.46	0.57
Paid-in-Capital From Redemption Fees	0.00	(9)	0.00 (9)	0.00	(9)
Net asset value, end of period	$10.53		$10.46	$10.57
Total return (3)(7)	5.30%		4.60%	5.70%
Net assets, at end of period (000s)	$13,604		$14,578	$27,240
Ratio of gross expenses to average net assets (4)(5)(6)	1.72%		2.47%	1.47%
Ratio of net expenses to average net assets (5)(6)	1.49%		2.24%	1.24%
Ratio of net investment income (loss) to average net assets (5)(6)(8)	0.30%		(0.77)%	0.06%
Portfolio Turnover Rate (7)	449%		449%	449%

(1)	The Pinnacle Sherman Multi-Strategy Core Fund’s Class A, C & I shares commenced operations on October 1, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Amount represents less than $0.01 per share.

(10)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the changes in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See accompanying notes to financial statements.

PINNACLE SHERMAN MULTI-STRATEGY CORE FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2016

1.	ORGANIZATION

The Pinnacle Sherman Multi-Strategy Core Fund (the “Fund”), is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 under the laws of the state of Delaware. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is to seek high total return with reasonable risk. The Fund commenced operations on October 1, 2015.

The Fund currently offers Class A, Class C and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at net asset value. Options contracts listed for trading on a securities exchange or board of trade (whether domestic or foreign) for which market quotations are readily available shall be valued at the mean price between the current bid and asked price. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by

PINNACLE SHERMAN MULTI-STRATEGY CORE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

the methods established by the Board of Trustees of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect

PINNACLE SHERMAN MULTI-STRATEGY CORE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2016 for the Fund’s assets measured at fair value:

Pinnacle Multi-Strategy Core Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$53,573,422	$—	$—	$53,573,422
Short Term Investment	—	1,792,785	—	1,792,785
Total	$53,573,422	$1,792,785	$—	$55,366,207

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 2 or Level 3 securities during the period.

The Fund did not hold any derivatives during the period.

PINNACLE SHERMAN MULTI-STRATEGY CORE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

Security Transactions and Related Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results from operations, or net asset value per share of the Fund. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2016 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that Fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

PINNACLE SHERMAN MULTI-STRATEGY CORE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended September 30, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $152,579,763 and $100,395,509 respectively.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH RELATED PARTIES

Pinnacle Family Advisors, LLC serves as the Fund’s Investment Adviser (the “Adviser”).

Pursuant to an Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. For the period ended September 30, 2016, the Fund incurred $207,160 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until July 31, 2017, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, taxes, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.49% per annum of Class A average daily net assets, 2.24% per annum for Class C average daily net assets, and 1.24% per annum for Class I average daily net assets (the “expense limitation”).

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses attributable to Class A, Class C and Class I shares are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation. If the Operating Expenses attributable to the Class A, Class C and Class I shares subsequently exceed the expense limitation then in place or in place at time of waiver, the reimbursements shall be suspended. The Adviser may seek recoupment only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense

PINNACLE SHERMAN MULTI-STRATEGY CORE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

reimbursement arrangement at any time. For the period ended September 30, 2016, the Adviser waived $93,113 in advisory fees.

The following amount is subject to recapture by the Fund until the following dates:

9/30/2019
$ 93,113

Distributor – The Trust, on behalf of the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to Class A shares and Class C shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. Pursuant to the Plan, $10,254 in distribution fees for Class A shares and $56,407 in distribution fees for Class C shares were incurred during the period ended September 30, 2016.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. On sales of Class A for the period ended September 30, 2016, the Distributor received $56,202 from front-end sales charge of which $8,221 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

PINNACLE SHERMAN MULTI-STRATEGY CORE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2016

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Fund did not have any distributions for the year ended September 30, 2016.

As of September 30, 2016, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$67,680	$—	$—	$—	$—	$1,301,816	$1,369,496

The difference between book basis and tax basis accumulated net investment loss, accumulated net realized gain and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences, primarily attributable to the reclass of Fund distributions, and tax adjustments for nondeductible expenses, resulted in reclassifications for the year ended September 30, 2016 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(12,260)	$31,932	$(19,672)

6.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Pinnacle Sherman Multi-Strategy Core Fund and Board of Trustees of Northern Lights Fund Trust III

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Pinnacle Sherman Multi-Strategy Core Fund (the “Fund”), a series of Northern Lights Fund Trust III, as of September 30, 2016, and the related statements of operations and changes in net assets and the financial highlights for the period October 1, 2015 (commencement of operations) through September 30, 2016. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2016, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pinnacle Sherman Multi-Strategy Core Fund as of September 30, 2016, the results of its operations, the changes in its net assets, and the financial highlights for the period October 1, 2015 (commencement of operations) through September 30, 2016, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.

Cleveland, Ohio

November 23, 2016

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.1538 fax | cohenepa.com

Registered with the Public Company Accounting Oversight Board

PINNACLE SHERMAN MULTI-STRATEGY CORE FUND
EXPENSE EXAMPLES (Unaudited)
September 30, 2016

As a shareholder of the Pinnacle Sherman Multi-Strategy Core Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Pinnacle Sherman Multi-Strategy Core and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2016 through September 30, 2016.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	4/1/16	9/30/16	4/1/16 – 9/30/16	4/1/16 – 9/30/16
Class A	$1,000.00	$1,021.30	$7.53	1.49%
Class C	1,000.00	1,018.50	11.30	2.24
Class I	1,000.00	1,023.20	6.27	1.24

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	4/1/16	9/30/16	4/1/16 – 9/30/16	4/1/16 – 9/30/16
Class A	$1,000.00	$1,017.55	$7.52	1.49%
Class C	1,000.00	1,013.80	11.28	2.24
Class I	1,000.00	1,018.80	6.26	1.24

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

**	Annualized.

Pinnacle Sherman Multi-Strategy Core Fund
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2016

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees
Name, Address* Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years ***
James U. Jensen 1944	Trustee	Since February 2012, Indefinite	Chief Executive Officer, ClearWater Law & Governance Group, LLC (an operating board governance consulting company) (since 2004).	37	Wasatch Funds Trust, (since 1986); University of Utah research Foundation (since April 2000); Agricon Global Corporation, formerly Bayhill Capital Corporation (large scale farming in Ghana, West Africa) (since October 2009 to June 2014).
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since August 2007).	37	Monetta Mutual Funds (since November 2015).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014.	Retired (since 2011); Formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (Since September 1975 to September 2011).	145	Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Lifetime Achievement Fund, Inc. (February 2012 to April 2012); Alternative Strategies Fund (since 2012).
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002-2009); President, Auditing Section of the American Accounting Association (2012- 2015); Former member of the AICPA Auditing Standards Board, AICPA ( 2008-2011).	145	Alternative Strategies Fund (since June 2010); Lifetime Achievement Fund, Inc. (February 2007 to April 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Retired (since 2014); Formerly Asst. Vice President - Transportation Systems, Union Pacific Railroad Company (June 1976 to April 2014); President, Celeritas Rail Consulting (since June 2014).	37	PS Technology, Inc. (2010-2013).

*	The address of each Trustee and officer is c/o Gemini Fund Services, LLC, 17605 Wright Street, Omaha, Nebraska 68130

**	The “Fund Complex” includes the following registered management investment companies in addition to the Trust: Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust IV, and Northern Lights Variable Trust.

***	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

9/30/16-NLFT III-v1

Pinnacle Sherman Multi-Strategy Core Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2016

Officers of the Trust

Name, Address Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 1976	President	May 2015, indefinite	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).
Brian Curley 80 Arkay Drive Hauppauge, NY 11788 1970	Treasurer	February 2013, indefinite	Vice President, Gemini Fund Services, LLC (since 2015), Assistant Vice President, Gemini Fund Services, LLC (2012 - 2014); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008 - 2012); Senior Associate of Fund Administration, Morgan Stanley (1999 - 2008).
Eric Kane 80 Arkay Drive Hauppauge, NY 11788 1981	Secretary	November 2013, indefinite	Assistant Vice President, Gemini Fund Services, LLC (since 2014), Staff Attorney, Gemini Fund Services, LLC (2013 - 2014), Law Clerk, Gemini Fund Services, LLC (2009 - 2013), Legal Intern, NASDAQ OMX (January 2011 to September 2011), Hedge Fund Administrator, Gemini Fund Services, LLC (January 2008 to August 2008), Mutual Fund Accountant/Corporate Action Specialist, Gemini Fund Services, LLC (2006 - 2008).
William Kimme 17605 Wright Street Omaha, NE 68130 1962	Chief Compliance Officer	February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); Due Diligence and Compliance Consultant, Mick & Associates (2009 - 2011); Assistant Director, FINRA (2000 - 2009).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-985-9830.

9/30/16-NLFT III-v1

PRIVACY NOTICE

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (402) 493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-888-985-9830 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-985-9830.

INVESTMENT ADVISER
Pinnacle Family Advisors, LLC
620 W. Republic Road, Ste. 104
Springfield, MO 65807

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity. The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2016 – $13,500

(b)	Audit-Related Fees

2016 – None

(c)	Tax Fees

2016 – $3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2016 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
2016
Audit-Related Fees:	0.00%
Tax Fees:	0.00%
All Other Fees:	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2016 - $3,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 12/08/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 12/08/16

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 12/08/16